Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - $ / shares	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Class A
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Weighted Average Ordinary Shares, diluted		10,668,603
Diluted net income (loss) per ordinary shares		$ 0.55
Class B
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Weighted Average Ordinary Shares, diluted	2,850,155	4,935,622
Diluted net income (loss) per ordinary shares	$ 0.00	$ 0.55